Other financial assets	12 Months Ended
Dec. 31, 2018
Other financial assets
Other financial assets

Note 17 Other financial assets

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Receivable from sold equipment	898	649	1,084
Prepayment T-Mobile Netherlands, Mobile site access	—	—	205
VAT receivable, Kazakhstan	—	8	117
Pension funds	110	119	143
Non-current holdings of securities	7	1	1
Restricted bank deposits	—	1	1
Total other financial assets	1,015	778	1,551

Receivable from sold equipment consists of instalment which is referring to equipment sold, such as handsets and other equipment. The equipment  has been supplied to the customer and for which the revenue have been recognized. None of these receivables were due on the closing date. When the invoicing occurs, the amount invoiced is transferred from receivable from sold equipment to accounts receivable. The item also consists of effects of the time difference between when the performance obligation is satisfied and revenue recognized for the goods or service and the payments to be received. The contract asset arises due to sales of bundles. For information regarding loss allowance please refer to Note 20.

Non-current securities consist of shares in the companies listed below.

	Holding (capital/
	votes)	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Estonian Broadband Development Foundation, Estonia	12.5%	1	1	1
TMPL Solutions AB, Sweden	12.1%	6	—	—
Total non-current securities		7	1	1